Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Opening balance sheet asset / provision (funded status)	$ 396	$ 575	$ 1,015
Net service cost	38	43	71
Interest cost / (credit)	14	4	3
Settlement / curtailment cost / (credit)	0	0	(194)
Currency translation adjustment			(1)
Total net periodic benefit cost / (credit)	52	47	(121)
Actuarial (gain) / loss on liabilities due to experience	(11)	(170)	(142)
Total (gain) / loss recognized via OCI	(11)	(170)	(142)
Total cashflow	(22)	(24)	(116)
Currency translation adjustment	11	(32)	(61)
Closing balance sheet asset / provision (funded status)	426	396	575
Reconciliation of Net gain / loss
Amount at beginning of year	(364)	(205)	(68)
Liability (gain) / loss	(11)	(170)	(142)
Currency translation adjustment	(10)	11	5
Amount at December 31,	$ (385)	$ (364)	$ (205)